Taxation - VAT (Details)	12 Months Ended
Dec. 31, 2023
Taxation
Urban construction tax rate (7%)	7.00%
Urban construction tax rate (5%)	5.00%
Urban construction tax rate (1%)	1.00%
Education surcharges rate	3.00%
Local education surcharges rate	2.00%
Products
Taxation
Statutory VAT rate	13.00%
Services
Taxation
Statutory VAT rate	6.00%